Commitments and Contingencies (Details) (USD $)	0 Months Ended			1 Months Ended		12 Months Ended		1 Months Ended		1 Months Ended		0 Months Ended	12 Months Ended
	May 31, 2013	Dec. 18, 2012	May 15, 2012	Jun. 30, 2012	May 31, 2011	Jul. 31, 2013	Jul. 31, 2012	May 31, 2011 Employment Agreements	Apr. 26, 2012 Employment Agreements	May 31, 2011 Employment Agreements Minimum	May 31, 2011 Employment Agreements Maximum	Aug. 02, 2013 Employment Agreements Chief Financial Officer	Jul. 31, 2013 Employment Agreements Chief Financial Officer
Commitments and Contingencies
Term of lease agreement for office space	38 months				1 year
Base annual rent					$ 42,000
Period by which the lease term is extended		6 months		7 months
Base monthly rent	8,000			10,000
Annual increases in base rent (as a percent)	3.00%
Tenant improvement allowance received	60,000
Future minimum operating lease payments
2014						86,390
2015						100,860
2016						103,891
2017						8,895
Total minimum payments						300,036
Contingencies
Term of agreement								5 years
Term of base salary for computation of severance payments										6 months	24 months	12 months	6 months
Term for payment of health benefits										6 months	24 months	12 months	6 months
Severance liability									220,000
Defined contribution plan
Maximum percentage of contribution permitted to employees on eligible compensation			100.00%
Employer matching contributions made						$ 0	$ 0